Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities
Net loss	$ (3,736,028)	$ (4,819,585)	$ (6,956,815)	$ (5,678,418)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation: 401(k) stock	24,945	39,802	55,196	63,414
Stock-based compensation: Options and warrants	262,670	331,680	432,187	716,249
Gain on foreign currency translation	(35,316)	(106,513)	(101,732)	(187,660)
Unrealized investment losses	1,739	2,802	4,370	18,561
Depreciation and amortization	138,409	151,370	196,438	171,749
Loss on disposal of asset		401	401
Amortization of right-of-use asset	92,862	160,521	212,441
Amortization of debt discount	9,335	15,545	21,336	259,709
Recovery of uncollectible assets	(13,079)		126,157	(163,613)
Loss on derecognition of right-of-use asset and lease liabilities	39,367
Gain on debt restructuring	(130,421)
Write-down of inventory		111,327	193,564
Decrease (increase) in assets:
Accounts receivable	(487,000)	(538,129)	(181,247)	281,677
Inventory	51,462	(299,568)	(322,929)	(191,973)
Deposits	18,451		(38,014)
Prepaid expenses and other current assets	(45,831)	(206,121)	(116,563)	(255,240)
Increase (decrease) in liabilities:
Accounts payable and accrued expenses	232,632	193,425	615,792	724,014
Operating lease liabilities	(98,641)	(147,809)	(203,196)
Deferred revenue	(11,001)	(10,914)	(3,841)	(185,147)
Other liabilities	2,782	(14,678)	(13,956)	(80,745)
Total Adjustments	53,365	(316,859)	876,404	1,332,485
Net Cash Used in Operating Activities	(3,682,663)	(5,136,444)	(6,080,411)	(4,345,933)
Cash Flows from Investing Activities
Purchase of property and equipment	(39,859)	(147,944)	(139,271)	(292,213)
Purchase of investment			(74,485)
Net Cash Used in Investing Activities	(39,859)	(147,944)	(213,756)	(292,213)
Cash Flows from Financing Activities
Proceeds from loans payable	27,641			580,386
Proceeds from loans payable - related parties	574,000		566,132
Repayments of loans payable	(266,580)	(163,115)	(197,034)	(199,910)
Repayments of loans payable - related parties	(579,011)
Proceeds from convertible debt obligations	3,214,389	786,000	786,000	3,507,530
Repayments of debt obligations		(95,500)	(95,500)
Dividends paid in cash				(127,502)
Proceeds from common stock offering	1,201,200	4,610,700	4,610,700	1,323,695
Proceeds from PPP Loan	242,487
Proceeds from SBA Economic Injury Disaster Loan	94,000
Repurchase of preferred stock	(16,000)
Proceeds from investor deposits			29,950
Net Cash Provided by Financing Activities	4,492,126	5,138,085	5,700,248	5,084,199
Effect of Exchange Rate Changes on Cash	400,686	596,187	575,809	(745,868)
Net Increase in Cash	1,170,290	449,884	(18,110)	(299,815)
Cash - Beginning of Period	40,378	58,488	58,488	358,303
Cash - End of Period	1,210,668	508,372	40,378	58,488
Supplemental Disclosures of Cash Flow Information:
Interest paid	199,632	251,001	333,091	358,114
Income taxes paid
Non-Cash Investing and Financing Activity
Accrued stock-based compensation converted to equity		63,415	63,414	81,399
Debt and interest payable converted to equity	1,260,314	52,660	52,660	809,875
Notes payable exchanged for common stock of GGI		2,106,608	2,106,608
Common stock issued in satisfaction of debt obligations		50,709	50,709
Common stock issued for subscription receivable	$ 140,600
Common stock returned to Company to satisfy receivable				32,285
Beneficial conversion feature				227,414
Dividends declared on Series B Convertible Redeemable Preferred Stock				474,719
Common stock issued to satisfy dividends payable				$ 264,272